Leases - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases for Current Period (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013
Leases [Line Items]
Total minimum lease payments	¥ 153,799
Minimum lease payments, Less than 1 year	16,834
Minimum lease payments, 1 to 2 years	16,845
Minimum lease payments, 2 to 3 years	13,410
Minimum lease payments, 3 to 4 years	12,110
Minimum lease payments, 4 to 5 years	11,161
Minimum lease payments, More than 5 years	¥ 83,439